Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Segmented Information
Schedule of earnings by reporting segment

Insurance revenue and operating income (loss) by reporting segment for the years ended December 31 were as follows:

2025

	Property and Casualty Insurance and Reinsurance
	North	Global	International		Life insurance	Non-
	American	Insurers and	Insurers and		and	insurance
	Insurers	Reinsurers	Reinsurers	Total	Run-off	companies	Total
Reporting segment insurance revenue	9,212.2	16,388.6	6,178.4	31,779.2	253.3	—	32,032.5
Intercompany insurance revenue	(62.0)	(166.6)	(208.9)	(437.5)	—	—	(437.5)
Insurance revenue	9,150.2	16,222.0	5,969.5	31,341.7	253.3	—	31,595.0

Insurance service result	1,128.9	2,413.4	608.8	4,151.1	(303.6)	—	3,847.5
Other insurance operating expenses	(322.6)	(427.4)	(293.1)	(1,043.1)	(107.6)	—	(1,150.7)
Interest and dividends(1)	538.7	1,343.1	359.7	2,241.5	113.5	(22.3)	2,332.7
Share of profit of associates	51.2	371.6	148.9	571.7	84.0	79.0	734.7
Non-insurance revenue	—	—	—	—	—	8,537.6	8,537.6
Non-insurance expenses	—	—	—	—	—	(8,196.9)	(8,196.9)
Operating income (loss)	1,396.2	3,700.7	824.3	5,921.2	(213.7)	397.4	6,104.9
Net finance expense from insurance contracts and reinsurance contract assets held							(1,836.8)
Net gains on investments							3,151.4
Interest expense							(821.9)
Corporate overhead and other(2)							(157.3)
Pre-tax income							6,440.3
Provision for income taxes							(1,156.5)
Net earnings							5,283.8

Attributable to:
Shareholders of Fairfax							4,772.4
Non-controlling interests							511.4
							5,283.8

2024

	Property and Casualty Insurance and Reinsurance
	North	Global	International		Life insurance	Non-
	American	Insurers and	Insurers and		and	insurance
	Insurers	Reinsurers	Reinsurers	Total	Run-off	companies	Total
Reporting segment insurance revenue	8,779.9	15,684.7	6,825.5	31,290.1	200.0	—	31,490.1
Intercompany insurance revenue	(48.1)	(171.7)	(195.8)	(415.6)	(10.4)	—	(426.0)
Insurance revenue	8,731.8	15,513.0	6,629.7	30,874.5	189.6	—	31,064.1

Insurance service result	1,101.1	3,037.4	463.6	4,602.1	(149.9)	—	4,452.2
Other insurance operating expenses	(318.7)	(434.6)	(284.8)	(1,038.1)	(144.8)	—	(1,182.9)
Interest and dividends(1)	512.9	1,259.4	452.3	2,224.6	126.4	(9.1)	2,341.9
Share of profit of associates	143.1	450.3	151.7	745.1	76.2	38.2	859.5
Non-insurance revenue	—	—	—	—	—	6,682.8	6,682.8
Non-insurance expenses	—	—	—	—	—	(6,470.5)	(6,470.5)
Operating income (loss)	1,438.4	4,312.5	782.8	6,533.7	(92.1)	241.4	6,683.0
Net finance expense from insurance contracts and reinsurance contract assets held							(1,279.9)
Net gains on investments							1,067.2
Interest expense							(649.0)
Corporate overhead and other(2)							(182.8)
Pre-tax income							5,638.5
Provision for income taxes							(1,375.6)
Net earnings							4,262.9

Attributable to:
Shareholders of Fairfax							3,874.9
Non-controlling interests							388.0
							4,262.9
(1)	Presented net of investment management and administration fees paid to the holding company. These intercompany fees are eliminated in corporate overhead and other as shown in the footnote below.
(2)	Comprised principally of the expenses of the group holding companies, net of investment management and administration fees earned by the holding company, interest and dividends earned on holding company cash and investments and holding company share of profit of associates, as shown below.

Schedule of corporate overhead

	2025	2024
Corporate overhead as presented in the consolidated statements of earnings	480.5	450.2
Holding company interest and dividends	(8.0)	15.9
Holding company share of profit of associates	(81.4)	(96.8)
Investment management and administration fee income and other	(233.8)	(186.5)
Corporate overhead and other as presented in the tables above	157.3	182.8

Schedule of investments in Associates, Additions to Goodwill, Segment Assets and Segment Liabilities

Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment, were as follows:

	Investments in		Additions to
	associates		goodwill		Segment assets		Segment liabilities
	2025	2024	2025	2024	2025	2024	2025	2024
Property and Casualty Insurance and Reinsurance
North American Insurers	1,416.7	1,274.2	—	—	21,262.0	18,962.6	12,784.5	11,377.6
Global Insurers and Reinsurers	4,035.9	3,384.4	—	—	54,721.5	48,653.7	35,116.9	30,983.7
International Insurers and Reinsurers	1,102.1	1,084.1	—	17.0	14,311.1	13,004.5	7,344.6	6,487.5
	6,554.7	5,742.7	—	17.0	90,294.6	80,620.8	55,246.0	48,848.8
Life insurance and Run-off	430.1	410.4	—	0.8	7,214.2	6,489.4	6,038.9	5,312.8
Non-insurance companies	1,695.0	1,369.1	140.1	1,134.7	12,018.4	11,767.4	6,924.2	6,727.5
Holding company and eliminations and adjustments	1,297.8	983.4	—	—	(1,739.5)	(2,100.3)	8,704.5	7,539.0
Consolidated	9,977.6	8,505.6	140.1	1,152.5	107,787.7	96,777.3	76,913.6	68,428.1

Schedule of net insurance revenue on a third party basis by product line

Insurance revenue on a third party basis by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Property and Casualty Insurance and Reinsurance
North American Insurers	2,291.6	2,282.2	6,332.5	5,929.3	526.1	520.3	9,150.2	8,731.8
Global Insurers and Reinsurers	5,911.8	5,665.1	8,940.9	8,600.6	1,369.3	1,247.3	16,222.0	15,513.0
International Insurers and Reinsurers(1)	2,925.8	2,849.6	1,968.5	2,279.7	1,075.2	1,500.4	5,969.5	6,629.7
	11,129.2	10,796.9	17,241.9	16,809.6	2,970.6	3,268.0	31,341.7	30,874.5
Life insurance and Run-off	1.3	—	35.4	10.9	216.6	178.7	253.3	189.6
Insurance revenue	11,130.5	10,796.9	17,277.3	16,820.5	3,187.2	3,446.7	31,595.0	31,064.1

Distribution of insurance revenue	35.2%	34.8%	54.7%	54.1%	10.1%	11.1%	100.0%	100.0%
(1)	Insurance revenue in the International Insurers and Reinsurers reporting segment in 2024 included $665.3 related to insurance contracts acquired in their settlement period as a result of Fairfax’s acquisition of Gulf Insurance, where insurance revenue is recognized based on the expected amount and timing of claim settlements. As a significant portion of these acquired claims were settled during 2024, insurance revenue in 2025 was comparatively lower.

Schedule of net insurance revenue on a third party basis by geographic region

Insurance revenue on a third party basis by geographic region for the years ended December 31 were as follows:

					Middle East and		Other
	Canada		United States		Asia(1)		International(2)		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Property and Casualty Insurance and Reinsurance
North American Insurers	2,403.0	2,441.7	6,707.4	6,240.3	2.5	3.7	37.3	46.1	9,150.2	8,731.8
Global Insurers and Reinsurers	393.1	427.1	11,398.3	10,912.7	956.0	945.2	3,474.6	3,228.0	16,222.0	15,513.0
International Insurers and Reinsurers	0.6	0.3	1.1	3.7	3,382.6	4,258.6	2,585.2	2,367.1	5,969.5	6,629.7
	2,796.7	2,869.1	18,106.8	17,156.7	4,341.1	5,207.5	6,097.1	5,641.2	31,341.7	30,874.5
Life insurance and Run-off	—	—	36.7	10.9	59.9	42.0	156.7	136.7	253.3	189.6
Insurance revenue	2,796.7	2,869.1	18,143.5	17,167.6	4,401.0	5,249.5	6,253.8	5,777.9	31,595.0	31,064.1

Distribution of insurance revenue	8.9%	9.2%	57.4%	55.3%	13.9%	16.9%	19.8%	18.6%	100.0%	100.0%
(1)	The Middle East and Asia geographic segment is primarily comprised of countries that Gulf Insurance, based in Kuwait, operates in through its subsidiaries across the MENA region, and countries throughout Asia, including Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia, China and Thailand.
(2)	The Other International geographic segment is primarily comprised of countries located in South America, Europe, Africa and Oceania.

Schedule of revenue and expenses of the non-insurance companies reporting segment

Revenue and expenses of the non-insurance companies were comprised as follows for the years ended December 31:

	Restaurants
	and retail(1)		Fairfax India(2)		Thomas Cook India(3)		Other(4)		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Revenue	2,486.0	1,953.9	403.5	319.2	1,031.8	973.4	4,616.3	3,436.3	8,537.6	6,682.8
Expenses	(2,266.5)	(1,797.9)	(365.4)	(281.9)	(988.3)	(929.3)	(4,576.7)	(3,461.4)	(8,196.9)	(6,470.5)
Pre-tax income (loss) before interest expense and other(5)	219.5	156.0	38.1	37.3	43.5	44.1	39.6	(25.1)	340.7	212.3
Interest and dividends	8.9	10.0	(35.1)	(21.3)	—	—	3.9	2.2	(22.3)	(9.1)
Share of profit (loss) of associates	—	0.1	79.1	39.0	0.4	0.5	(0.5)	(1.4)	79.0	38.2
Operating income (loss)	228.4	166.1	82.1	55.0	43.9	44.6	43.0	(24.3)	397.4	241.4
(1)	On September 25, 2025 the company deconsolidated the assets and liabilities of The Keg from its Non-insurance companies reporting segment and recorded its retained interest in The Keg as an investment in associate. Sleep Country was consolidated on October 1, 2024. See note 21.
(2)	These results differ from those published by Fairfax India primarily due to Fairfax India’s application of investment entity accounting under IFRS Accounting Standards.
(3)	These results differ from those published by Thomas Cook India primarily due to differences between IFRS Accounting Standards and Ind AS, and acquisition accounting adjustments.
(4)	Boat Rocker recorded impairment charges of $108.6 in 2025 in relation to its strategic transaction with Blue Ant, which culminated in Boat Rocker being renamed Blue Ant Media and the company deconsolidating Blue Ant Media on August 1, 2025. Meadow Foods and Peak Achievement were consolidated on November 29, 2024 and December 20, 2024, respectively. See note 21.
(5)	Excludes interest and dividends, share of profit (loss) of associates and net gains (losses) on investments.

Schedule of segmented balance sheet

The company’s segmented balance sheets as at December 31, 2025 and 2024 present the assets, liabilities and non-controlling interests of each reporting segment in accordance with the company’s accounting policies and includes, where applicable, acquisition accounting adjustments principally related to goodwill and intangible assets which arose on initial acquisition of the subsidiaries or on a subsequent step acquisition. Certain of the company’s subsidiaries hold equity interests in other Fairfax subsidiaries (“affiliates”) which are carried at cost. In the table below, the company’s three property and casualty insurance and reinsurance reporting segments have been presented in aggregate, and affiliated insurance and reinsurance balances, which are not shown separately, are eliminated in “Corporate and eliminations”.

	December 31, 2025					December 31, 2024
	Property					Property
	and casualty	Life				and casualty	Life
	insurance and	insurance	Non-	Corporate		insurance and	insurance	Non-	Corporate
	reinsurance	and	insurance	and		reinsurance	and	insurance	and
	companies	Run-off	companies	eliminations(4)	Consolidated	companies	Run-off	companies	eliminations(4)	Consolidated
Assets
Holding company cash and investments	423.5	—	—	2,301.4	2,724.9	391.9	—	—	2,110.8	2,502.7
Insurance contract receivables	940.7	65.5	—	—	1,006.2	763.6	16.8	—	—	780.4
Portfolio investments(1)	69,961.1	1,819.6	2,545.6	(1,404.5)	72,921.8	61,369.4	4,090.6	2,291.9	(2,531.5)	65,220.4
Assets held for sale(2)	—	4,211.8	—	(765.9)	3,445.9	—	—	—	—	—
Reinsurance contract assets held	11,727.5	427.2	—	(903.7)	11,251.0	11,203.0	413.7	—	(934.1)	10,682.6
Deferred income tax assets	273.1	—	107.2	(13.2)	367.1	229.3	0.9	88.6	6.2	325.0
Goodwill and intangible assets	4,016.4	7.1	4,315.8	0.1	8,339.4	4,083.3	12.8	4,181.7	0.4	8,278.2
Due from affiliates	440.6	397.3	1.5	(839.4)	—	242.0	347.4	1.4	(590.8)	—
Other assets	2,023.7	271.3	5,048.3	388.1	7,731.4	1,858.8	1,585.2	5,203.8	340.2	8,988.0
Investments in Fairfax insurance and reinsurance affiliates(3)	488.0	14.4	—	(502.4)	—	479.5	22.0	—	(501.5)	—
Total assets	90,294.6	7,214.2	12,018.4	(1,739.5)	107,787.7	80,620.8	6,489.4	11,767.4	(2,100.3)	96,777.3

Liabilities
Accounts payable and accrued liabilities	2,175.1	338.2	3,089.2	517.2	6,119.7	2,054.3	346.3	3,170.4	507.3	6,078.3
Derivative obligations	709.6	0.7	68.6	8.0	786.9	265.5	8.1	82.7	0.6	356.9
Liabilities associated with assets held for sale(2)	—	3,638.6	—	(0.5)	3,638.1	—	—	—	—	—
Deferred income tax liabilities	1,047.1	3.2	520.4	376.0	1,946.7	958.1	64.4	514.3	177.2	1,714.0
Insurance contract payables	301.5	36.8	—	—	338.3	309.2	613.8	—	—	923.0
Insurance contract liabilities	49,339.1	2,021.4	—	(919.5)	50,441.0	44,261.7	4,280.2	—	(939.7)	47,602.2
Due to affiliates	66.0	—	65.7	(131.7)	—	24.2	—	71.2	(95.4)	—
Borrowings - holding company and insurance and reinsurance companies	1,607.6	—	—	8,848.1	10,455.7	975.8	—	—	7,882.4	8,858.2
Borrowings - non-insurance companies	—	—	3,180.3	6.9	3,187.2	—	—	2,888.9	6.6	2,895.5
Total liabilities	55,246.0	6,038.9	6,924.2	8,704.5	76,913.6	48,848.8	5,312.8	6,727.5	7,539.0	68,428.1

Equity
Shareholders’ equity attributable to shareholders of Fairfax	32,048.6	1,169.9	3,739.8	(10,444.0)	26,514.3	29,036.2	1,172.2	3,498.9	(9,639.3)	24,068.0
Non-controlling interests	3,000.0	5.4	1,354.4	—	4,359.8	2,735.8	4.4	1,541.0	—	4,281.2
Total equity	35,048.6	1,175.3	5,094.2	(10,444.0)	30,874.1	31,772.0	1,176.6	5,039.9	(9,639.3)	28,349.2
Total liabilities and total equity	90,294.6	7,214.2	12,018.4	(1,739.5)	107,787.7	80,620.8	6,489.4	11,767.4	(2,100.3)	96,777.3
(1)	Includes intercompany investments in Fairfax non-insurance subsidiaries carried at cost that are eliminated on consolidation.
(2)	Life insurance and Run-off’s assets held for sale and liabilities associated with assets held for sale at December 31, 2025 exclude assets of $300.6 and liabilities of $34.0, respectively, reflecting certain portfolio investments held through various investment funds which Fairfax will continue to consolidate after closing of the proposed sale and certain investments which are expected to be retained by Fairfax. See note 21.
(3)	Intercompany investments in Fairfax insurance and reinsurance subsidiaries carried at cost that are eliminated on consolidation.
(4)	Corporate and eliminations includes the Fairfax holding company, subsidiary intermediate holding companies, and consolidating and eliminating entries. The most significant of those entries are the elimination of intercompany reinsurance provided by Group Re, and reinsurance provided by Odyssey Group and Allied World to affiliated primary insurers.